DERIVATIVES - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Fair value of derivatives with credit risk contingent feature associated with credit ratings		$ 0
Additional collateral required		0
Fair value of derivatives with credit risk contingent features		6,600,000	$ 7,500,000
Collateral posted		6,600,000	6,200,000
Fair Value		7,327,735,000	7,132,632,000
Reclassification from AOCI for terminated swaps	$ 4,600,000
OCI, Cash Flow Hedge, Reclassification for Discontinuance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Noninterest Income
Cash flow hedge gain (loss) to be reclassified within 12 months		(9,400,000)
Net unrealized (losses)/gains on cash flow hedge derivative financial instruments
Derivative [Line Items]
Net amount of change recognized in OCI for cash flow hedge derivatives, gains (losses)		119,600,000	189,700,000	$ 250,600,000
Reclassification of gains (losses) from AOCI		10,900,000	$ 7,400,000	$ 10,500,000
Cash Flow Hedging
Derivative [Line Items]
Aggregate notional amount	$ 500,000,000.0
Portion of Closed Portfolio
Derivative [Line Items]
Fair Value		$ 2,400,000,000